SCHEDULE OF INVESTMENTS
Growth (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Cable & Satellite – 0.8%
Comcast Corp., Class A	128	$5,788

Interactive Home Entertainment – 1.5%
Electronic Arts, Inc.(A)	113	11,083

Interactive Media & Services – 9.0%
Alphabet, Inc., Class A(A)	29	35,975
Alphabet, Inc., Class C(A)	8	9,302
Facebook, Inc., Class A(A)	132	23,471

		68,748

Movies & Entertainment – 1.2%
Walt Disney Co. (The)	72	9,422

Total Communication Services - 12.5%		95,041

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 2.7%
V.F. Corp.	233	20,749

Automobile Manufacturers – 1.9%
Ferrari N.V.(B)	93	14,403

Footwear – 2.8%
NIKE, Inc., Class B	224	21,046

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	84	19,475

Internet & Direct Marketing Retail – 7.4%
Amazon.com, Inc.(A)	20	35,071
Booking Holdings, Inc.(A)	11	21,530

		56,601

Total Consumer Discretionary - 17.4%		132,274

Consumer Staples
Personal Products – 2.1%
Estee Lauder Co., Inc. (The), Class A	79	15,715

Total Consumer Staples - 2.1%		15,715

Financials
Financial Exchanges & Data – 4.1%
CME Group, Inc.	91	19,138
S&P Global, Inc.	48	11,712

		30,850

Total Financials - 4.1%		30,850

Health Care
Health Care Equipment – 3.7%
Danaher Corp.	121	17,471
Intuitive Surgical, Inc.(A)	21	11,123

		28,594

Health Care Technology – 2.2%
Cerner Corp.	243	16,596

Life Sciences Tools & Services – 1.2%
Illumina, Inc.(A)	29	8,884

Managed Health Care – 1.5%
UnitedHealth Group, Inc.	52	11,257

Pharmaceuticals – 3.3%
Pfizer, Inc.	53	1,893

Zoetis, Inc.	188	23,363

		25,256

Total Health Care - 11.9%		90,587

Industrials
Aerospace & Defense – 3.2%
Boeing Co. (The)	29	11,033
Northrop Grumman Corp.	35	13,290

		24,323

Construction Machinery & Heavy Trucks – 0.8%
Caterpillar, Inc.	49	6,151

Industrial Machinery – 0.7%
Stanley Black & Decker, Inc.	38	5,444

Railroads – 1.1%
Union Pacific Corp.	50	8,148

Research & Consulting Services – 5.4%
CoStar Group, Inc.(A)	28	16,787
Verisk Analytics, Inc., Class A	153	24,182

		40,969

Trucking – 1.0%
J.B. Hunt Transport Services, Inc.	73	8,100

Total Industrials - 12.2%		93,135

Information Technology
Application Software – 6.4%
Adobe, Inc.(A)	66	18,316
Intuit, Inc.	62	16,568
NVIDIA Corp.	79	13,769

		48,653

Communications Equipment – 2.3%
Motorola, Inc.	102	17,299

Data Processing & Outsourced Services – 12.0%
Broadridge Financial Solutions, Inc.	88	10,987
FleetCor Technologies, Inc.(A)	36	10,409
MasterCard, Inc., Class A	69	18,854
PayPal, Inc.(A)	147	15,221
Visa, Inc., Class A	208	35,797

		91,268

Internet Services & Infrastructure – 1.1%
VeriSign, Inc.(A)	46	8,764

IT Consulting & Other Services – 0.6%
Garter, Inc., Class A(A)	32	4,575

Systems Software – 8.7%
Microsoft Corp.	479	66,560

Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.	173	38,689

Total Information Technology - 36.2%		275,808

Real Estate
Specialized REITs – 2.8%
American Tower Corp., Class A	47	10,415

Equinix, Inc.	19	11,075

		21,490

Total Real Estate - 2.8%		21,490

TOTAL COMMON STOCKS – 99.2%		$754,900

(Cost: $529,312)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) - 0.4%
Sysco Corp.,
2.180%, 10-1-19	$2,986	2,986

Master Note - 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(D)	3,101	3,101

Money Market Funds - 0.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.900%, (E)(F)	78	78

TOTAL SHORT-TERM SECURITIES – 0.8%		$6,165

(Cost: $6,165)
TOTAL INVESTMENT SECURITIES – 100.0%		$761,065

(Cost: $535,477)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(206)

NET ASSETS – 100.0%		$760,859

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $76 are on loan.
(C)	Rate shown is the yield to maturity at September 30, 2019.
(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.
(F)	Rate shown is the annualized 7-day yield at September 30, 2019.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$754,900	$—	$—
Short-Term Securities	78	6,087	—

Total	$754,978	$6,087	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$535,477

Gross unrealized appreciation	232,908
Gross unrealized depreciation	(7,320)

Net unrealized appreciation	$225,588